OneAscent Large Cap Core ETF
Schedule of Investments
May 31, 2023 - (Unaudited)
COMMON STOCKS — 94.43% Shares Fair Value
Consumer Discretionary — 10.09%
Booking Holdings, Inc.
(a)
356 $ 893,122
General Motors Co. 16,775 543,678
Lennar Corp., Class B 5,225 494,024
NVR, Inc.
(a)
103 572,085
Ralph Lauren Corp. 4,259 452,774
Ulta Beauty, Inc.
(a)
970 397,535
3,353,218
Consumer Staples — 5.64%
Bunge Ltd. 11,440 1,059,802
Seaboard Corp. 214 813,078
1,872,880
Energy — 4.89%
Chevron Corp. 7,456 1,123,023
Phillips 66 3,827 350,592
Valero Energy Corp. 1,412 151,140
1,624,755
Financials — 12.35%
Ameriprise Financial, Inc. 4,472 1,334,758
Arch Capital Group Ltd.
(a)
2,940 204,918
Chubb Ltd. 5,957 1,106,811
Interactive Brokers Group, Inc., Class A 4,418 341,202
W.R. Berkley Corp. 20,013 1,114,323
4,102,012
Health Care — 15.21%
Abbott Laboratories 12,705 1,295,910
Hologic, Inc.
(a)
16,841 1,328,586
Incyte Corp.
(a)
8,701 535,547
Molina Healthcare, Inc.
(a)
4,594 1,258,297
QuidelOrtho Corp.
(a)
1,909 162,532
Royalty Pharma PLC, Class A 9,073 297,050
Vertex Pharmaceuticals, Inc.
(a)
542 175,375
5,053,297
Industrials — 3.99%
AGCO Corp. 1,916 211,296
Keysight Technologies, Inc.
(a)
4,262 689,592
PACCAR, Inc. 6,156 423,410
1,324,298
Materials — 1.72%
Albemarle Corp. 1,533 296,681
Mosaic Co. (The) 3,677 117,517
Nucor Corp. 1,195 157,812
572,010
Real Estate — 1.98%
Crown Castle International Corp. 5,800 656,618
Technology — 33.98%
Adobe, Inc.
(a)
4,130 1,725,472
Akamai Technologies, Inc.
(a)
2,663 245,316

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)
COMMON STOCKS — 94.43% - continued Shares Fair Value
Technology — 33.98% - continued
Avnet, Inc. 13,530 $ 593,155
Broadcom, Inc. 750 605,970
Cisco Systems, Inc. 24,973 1,240,409
Gartner, Inc.
(a)
3,485 1,194,867
Jabil, Inc. 1,959 175,370
Lam Research Corp. 675 416,273
Microchip Technology, Inc. 5,671 426,799
Palo Alto Networks, Inc.
(a)
3,640 776,740
PTC, Inc.
(a)
1,619 217,594
Pure Storage, Inc., Class A
(a)
9,390 270,338
Qorvo, Inc.
(a)
6,674 649,113
Qualys, Inc.
(a)
4,947 624,608
Salesforce, Inc.
(a)
3,022 675,054
ServiceNow, Inc.
(a)
1,235 672,803
SPS Commerce, Inc.
(a)
1,997 311,133
Workday, Inc., Class A
(a)
2,204 467,226
11,288,240
Utilities — 4.58%
Clearway Energy, Inc., Class C 16,900 485,537
FirstEnergy Corp. 6,805 254,439
Sempra 5,446 781,664
1,521,640
Total Common Stocks/ Investments — 94.43% (Cost $32,162,491 ) 31,368,968
Other Assets in Excess of Liabilities — 5.57% 1,851,138
NET ASSETS — 100.00% $ 33,220,106
(a) Non-income producing security.

OneAscent Core Plus Bond ETF
Schedule of Investments
May 31, 2023 - (Unaudited)
E
ASSET BACKED SECURITIES — 11.88%
Principal
Amount Fair Value
Century Plaza Towers, Series 2019-CPT, Class B, 3.00%, 11/13/2039
(a)(b)
$ 740,000 $ 533,859
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039
(a)
1,000,000 827,913
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/2034
(a)
1,000,000 908,637
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B,
5.50%, 7/20/2049
(a)
1,250,000 1,072,082
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B,
5.52%, 2/22/2055
(a)
1,070,885 1,036,599
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%,
9/25/2029
(a)
900,000 897,132
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-
609M, Class A, 6.48%, 10/15/2033 (US0001M + 1.370bps)
(a)(b)
1,000,000 912,170
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.10%, 6/20/2053
(a)
882,230 900,190
Mosaic Solar Loans Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053
(a)
500,000 428,555
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class
A, 6.64%, 7/15/2036 (US0001M + 1.500bps)
(a)(b)
1,000,000 939,598
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054
(a)
500,000 411,175
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2024
(a)
1,000,000 923,856
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.02%, 2/10/2032
(a)
500,000 440,421
STWD Mortgage Trust, Series 2021-LIH, Class B, 6.76%, 11/15/2036
(US0001M + 1.656bps)
(a)(b)
1,000,000 959,757
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057
(a)
938,275 842,225
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%,
4/30/2048
(a)
577,791 534,199
Total Asset Backed Securities (Cost $13,484,083) 12,568,368
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.82%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%,
2/25/2032
(b)
1,000,000 869,426
Total Collateralized Mortgage Obligations (Cost $945,607) 869,426
CORPORATE BONDS — 37.93%
Communications — 0.77%
Alphabet, Inc., 1.10%, 8/15/2030 1,000,000 816,134
Consumer Discretionary — 2.62%
Conservation Fund, Series 2019, 3.47%, 12/15/2029 1,000,000 860,378
Magna International, Inc., 2.45%, 6/15/2030 1,000,000 857,135
Walmart, Inc., 1.80%, 9/22/2031 1,000,000 834,142
ZF North America Capital, Inc., 6.88%, 4/14/2028
(a)
225,000 225,461
2,777,116
Consumer Staples — 1.64%
PepsiCo, Inc., 3.90%, 7/18/2032 1,100,000 1,064,997
Unilever Capital Corp., 2.63%, 8/12/2051 1,000,000 675,178
1,740,175
Energy — 2.36%
BP Capital Markets America, Inc., 4.81%, 2/13/2033 1,000,000 989,108
BP Capital Markets America, Inc., 2.77%, 11/10/2050 1,000,000 649,309

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)
CORPORATE BONDS — 37.93% - continued
Principal
Amount Fair Value
Equinor ASA, 3.95%, 5/15/2043 $ 1,000,000 $ 856,057
2,494,474
Financials — 7.16%
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029 1,000,000 993,780
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037 1,000,000 1,005,620
HSBC Holdings PLC, 5.40%, 8/11/2033 (SOFRRATE + 2.870bps)
(b)
1,075,000 1,052,690
ING Groep N.V., 1.40%, 7/1/2026 (H15T1Y + 1.100bps)
(a)(b)
1,000,000 915,305
National Bank of Canada, MTN, 0.55%, 11/15/2024 (H15T1Y +
0.400bps)
(b)
1,000,000 975,553
OMERS Finance Trust, 3.50%, 4/19/2032
(a)
1,000,000 931,296
OMERS Finance Trust, 4.00%, 4/19/2052
(a)
1,000,000 830,767
Province of Quebec Canada, 1.90%, 4/21/2031 1,000,000 858,060
7,563,071
Health Care — 1.67%
Amgen, Inc., 5.25%, 3/2/2033 925,000 929,260
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/2030 1,000,000 835,485
1,764,745
Industrials — 3.65%
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%,
6/10/2028 1,524,982 1,310,721
Otis Worldwide Corp., 3.11%, 2/15/2040 1,000,000 760,131
Tote Shipholdings, LLC, 3.40%, 10/16/2040 994,000 922,219
Vessel Management Services, Inc., 3.48%, 1/16/2037 931,000 872,991
3,866,062
Materials — 2.10%
Cemex S.A.B. de C.V., 9.13%, Perpetual (H15T5Y + 490.700bps)
(a)(b)
625,000 627,844
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032
(a)
500,000 473,092
Newmont Corp., 2.25%, 10/1/2030 1,000,000 829,144
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031
(a)
290,000 295,075
2,225,155
Multi-Nationals — 5.87%
Central American Bank for Economic Integration, 5.00%, 2/9/2026
(a)
250,000 250,660
European Investment Bank, 0.75%, 9/23/2030 1,000,000 810,906
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033 1,000,000 969,380
Inter-American Investment Corp., 2.63%, 4/22/2025 1,000,000 961,868
International Bank for Reconstruction & Development, EMTN, Zero
Coupon, 3/31/2028 500,000 499,311
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026 1,000,000 905,995
OPEC Fund for International Development (The), 4.50%, 1/26/2026
(a)
900,000 898,122
United States International Development Finance, 3.43%, 6/1/2033 975,992 921,687
6,217,929
Real Estate — 1.74%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026
(a)
1,000,000 875,925
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032 1,000,000 968,150
1,844,075
Technology — 1.80%
Apple, Inc., 3.00%, 6/20/2027 1,000,000 960,576
Intel Corp., 4.15%, 8/5/2032 1,000,000 949,578

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)
CORPORATE BONDS — 37.93% - continued
Principal
Amount Fair Value
$ 1,910,154
Utilities — 6.55%
AES Corp. (The), 5.45%, 6/1/2028 $ 1,000,000 988,226
Ameren Illinois Co., 2.90%, 6/15/2051 1,000,000 669,511
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052 1,000,000 757,031
Duke Energy Progress, LLC, 3.45%, 3/15/2029 850,000 790,940
New York State Electric & Gas Corp., 2.15%, 10/1/2031
(a)
1,000,000 795,920
Public Service Electric and Gas Co., MTN, 5.13%, 3/15/2053 400,000 395,161
San Diego Gas & Electric Co., 2.95%, 8/15/2051 1,000,000 674,769
Topaz Solar Farms, LLC, 5.75%, 9/30/2039
(a)
982,740 969,242
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)
(a)(b)
1,000,000 880,525
6,921,325
Total Corporate Bonds (Cost $42,913,426) 40,140,415
FOREIGN GOVERNMENT BONDS — 2.03%
Canada Government International Bond, 2.88%, 4/28/2025 1,100,000 1,067,677
Canada Government International Bond, 3.75%, 4/26/2028 1,085,000 1,079,864
Total Foreign Government Bonds (Cost $2,180,247) 2,147,541
MUNICIPAL BONDS — 7.20%
District of Columbia — 1.61%
District of Columbia, Revenue , 3.85%, 2/28/2025 1,750,000 1,701,963
Florida — 0.96%
Florida Development Finance Corp., Revenue, Series A , 7.25%, 7/1/2057 1,000,000 1,016,496
Indiana — 0.94%
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2 , 10.75%,
12/1/2029 1,000,000 997,318
Montana — 0.99%
Gallatin County Industrial Development, Revenue, Series B , 11.50%,
9/1/2027 1,000,000 1,046,185
New York — 1.85%
Metropolitan Transportation Authority, Revenue , 5.18%, 11/15/2049 1,000,000 920,717
New York State Energy Research & Development Authority, Revenue,
Series A , 4.87%, 4/1/2037 1,130,000 1,039,524
1,960,241
Pennsylvania — 0.40%
Redevelopment Authority of the City of Philadelphia, Revenue, Series A ,
4.94%, 9/1/2031 425,000 427,599
Wisconsin — 0.45%
Fond du Lac County Social Bonds, Revenue, Series A , 5.57%, 11/1/2051 500,000 475,376
Total Municipal Bonds (Cost $7,846,770) 7,625,178
TERM LOANS — 2.60%
Utilities — 1.81%

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)
TERM LOANS — 2.60% - continued
Principal
Amount Fair Value
ExGen Renewables IV, LLC, 7.24%, 12/15/2027 (US0001M +
250.000bps)
(b)
$ 943,711 $ 937,223
TerraForm Power Operating, LLC, 6.40%, 5/30/2029 (TSFR1M +
275.000bps)
(b)
992,500 980,094
1,917,317
Industrials — 0.79%
LTR Intermediate Holdings, Inc., 6.75%, 5/7/2028 (US0001M +
450.000bps)
(b)
989,924 836,486
Total Term Loans (Cost $2,894,303) 2,753,803
U.S. GOVERNMENT & AGENCIES — 35.22%
Fannie Mae Pool, 4.00% , 5/1/2044 857,777 828,034
Fannie Mae Pool, 2.00% , 6/1/2051 950,297 783,637
Fannie Mae Pool, 2.50% , 2/1/2052 2,189,929 1,885,696
Fannie Mae Pool, 2.50% , 2/1/2052 202,899 174,679
Fannie Mae Pool, 3.00% , 4/1/2052 2,759,387 2,462,124
Fannie Mae Pool, 3.50% , 4/1/2052 2,772,133 2,546,377
Fannie Mae Pool, 5.00% , 5/1/2052 179,445 176,838
Fannie Mae Pool, 5.00% , 7/1/2052 445,001 438,379
Fannie Mae Pool, 4.00% , 8/1/2052 1,118,572 1,057,399
Fannie Mae Pool, 4.50% , 8/1/2052 2,062,581 1,995,393
Fannie Mae Pool, 4.50% , 9/1/2052 1,196,048 1,157,056
Fannie Mae Pool, 4.00% , 10/1/2052 1,340,079 1,266,583
Fannie Mae Pool, 5.00% , 10/25/2052 715,496 704,743
Federal National Mortgage Association, 0.88% , 8/5/2030 1,000,000 813,131
Freddie Mac Pool, 3.00% , 2/1/2052 220,896 197,161
Freddie Mac Pool, 2.00% , 3/1/2052 1,106,564 915,295
Freddie Mac Pool, 4.00% , 4/1/2052 196,023 185,425
Ginnie Mae II Pool, 2.50% , 9/20/2051 1,491,973 1,304,564
Ginnie Mae II Pool, 3.00% , 12/20/2051 1,771,282 1,593,013
Ginnie Mae II Pool, 3.00% , 5/20/2052 104,100 93,618
Ginnie Mae II Pool, 3.50% , 7/20/2052 208,200 192,931
Ginnie Mae II Pool, 4.00% , 9/20/2052 1,062,997 1,010,133
Ginnie Mae II Pool, 4.50% , 12/20/2052 741,471 719,723
United States Treasury Bond, 2.38% , 2/15/2042 483,000 377,514
United States Treasury Note, 4.25% , 5/31/2025 1,763,000 1,758,420
United States Treasury Note, 3.63% , 5/15/2026 561,000 554,623
United States Treasury Note, 3.63% , 5/31/2028 1,350,000 1,342,881
United States Treasury Note, 3.75% , 5/31/2030 122,000 122,400
United States Treasury Note, 3.38% , 5/15/2033 4,148,000 4,058,235
United States Treasury Note, 3.88% , 5/15/2043 3,770,000 3,702,552
United States Treasury Note, 3.63% , 2/15/2053 2,982,000 2,856,197
Total U.S. Government & Agencies (Cost $38,486,672) 37,274,754
Total Investments — 97.68% (Cost $108,751,108 ) 103,379,485
Other Assets in Excess of Liabilities — 2.32% 2,457,690

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)
Total Investments — 97.68% (Cost $108,751,108)
NET ASSETS — 100.00% $ 105,837,175
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
EMTN - Euro Medium Term Note
GMTN - Global Medium Term Note
MTN - Medium Term Note

OneAscent International Equity ETF
Schedule of Investments
May 31, 2023 - (Unaudited)
COMMON STOCKS — 92.18% Shares Fair Value
Communications — 1.87%
Trip.com Group Ltd. (China)
(a)
58,971 $ 1,891,749
Consumer Discretionary — 2.71%
China Literature Ltd. (Cayman Islands)
(a)
266,320 1,006,702
Valeo S.A. (France) 90,314 1,733,504
2,740,206
Consumer Staples — 13.13%
Carrefour S.A. (France) 129,444 2,377,360
Dollarama, Inc. (Canada) 34,914 2,123,762
Kimberly-Clark de Mexico SAB de CV (Mexico) 1,509,444 3,084,869
L'Oreal S.A. (France) 5,106 2,177,294
Nestle S.A. - ADR (Switzerland) 29,532 3,506,334
13,269,619
Financials — 18.04%
AIA Group Ltd. (Hong Kong) 251,161 2,408,783
Bangkok Bank PCL (Thailand) 643,770 3,024,572
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 9,470,940 3,521,911
DBS Group Holdings Ltd. (Singapore) 143,934 3,225,000
HDFC Bank Ltd. - ADR (India) 32,844 2,115,154
KBC Group N.V. (Belgium) 60,306 3,943,060
18,238,480
Health Care — 5.93%
PHC Holdings Corp. (Japan) 154,560 1,626,025
Santen Pharmaceutical Co. Ltd. (Japan) 241,224 2,193,276
Straumann Holding AG (Switzerland) 14,904 2,177,785
5,997,086
Industrials — 21.87%
Adecco Group AG (Switzerland) 66,654 1,987,422
CAE, Inc. (Canada)
(a)
103,086 2,107,903
China Airlines Ltd. (Taiwan Province of China) 1,591,000 1,149,110
Daikin Industries Ltd. (Japan) 11,231 2,140,635
Element Fleet Management Corp. (Canada) 236,394 3,585,289
Ferguson plc (United Kingdom) 18,354 2,665,012
Intertek Group plc (United Kingdom) 31,878 1,646,907
Mitsubishi Electric Corp. (Japan) 177,744 2,320,191
MTU Aero Engines A.G. (Germany) 11,454 2,641,630
Nabtesco Corp. (Japan) 83,115 1,854,966
22,099,065
Materials — 7.47%
CRH plc (Ireland) 69,966 3,297,532
Givaudan S.A. (Switzerland) 552 1,815,578
Smurfit Kappa Group plc (Ireland) 68,448 2,430,829
7,543,939
Technology — 21.16%
ASML Holding N.V. (Netherlands) 4,692 3,391,988
ASMPT Ltd. (Hong Kong) 260,568 2,219,486
Constellation Software, Inc. (Canada) 1,104 2,250,962
Murata Manufacturing Co. Ltd., F (Japan) 36,580 2,152,290

OneAscent International Equity ETF
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)
COMMON STOCKS — 92.18% - continued Shares Fair Value
Technology — 21.16% - continued
Nomura Research Institute Ltd. (Japan) 81,282 $ 2,047,376
Novatek Microelectronics Corp. (Taiwan Province of China) 141,000 1,951,898
NXP Semiconductors NV (Netherlands) 10,212 1,828,969
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Taiwan
Province of China) 32,201 3,174,697
Topicus.com, Inc. (Canada)
(a)
33,396 2,369,421
21,387,087
Total Common Stocks/ Investments — 92.18% (Cost $83,684,959 ) 93,167,231
Other Assets in Excess of Liabilities — 7.82% 7,900,159
NET ASSETS — 100.00% $ 101,067,390
(a) Non-income producing security.
ADR - American Depositary Receipt

OneAscent Emerging Markets ETF
Schedule of Investments
May 31, 2023 - (Unaudited)
COMMON STOCKS — 93.33% Shares Fair Value
Communications — 1.86%
Trip.com Group Ltd. (China)
(a)
15,516 $ 497,743
Consumer Discretionary — 10.70%
Ace Hardware Indonesia Tbk P.T. (Indonesia) 11,567,351 486,088
China Literature Ltd. (Cayman Islands)
(a)
140,388 530,673
Coway Co. Ltd. (South Korea) 8,792 320,252
Haier Smart Home Co. Ltd., H Shares (China) 304,722 873,626
MercadoLibre, Inc. (Argentina)
(a)
284 351,876
Sendas Distribuidora S.A. (Brazil) 137,800 294,215
2,856,730
Consumer Staples — 6.20%
Charoen Pokphand Foods PCL (Thailand) 467,517 270,856
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia) 814,231 635,439
Kimberly-Clark de Mexico SAB de CV (Mexico) 366,238 748,485
1,654,780
Financials — 20.45%
Banco Bradesco S.A. - ADR (Brazil) 125,465 386,432
Bangkok Bank PCL (Thailand) 166,642 782,921
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 2,698,543 1,003,494
BB Seguridade Participacoes S.A. (Brazil) 87,800 538,148
Chailease Holding Co. Ltd. (Taiwan Province of China) 140,000 922,341
HDFC Bank Ltd. - ADR (India) 12,126 780,915
Hong Kong Exchanges & Clearing Ltd. (Hong Kong) 12,138 444,251
Regional S.A.B. de C.V. (Mexico) 77,075 600,446
5,458,948
Health Care — 4.02%
Dentium Co. Ltd. (South Korea)
(a)
8,935 1,072,027
Industrials — 8.45%
China Airlines Ltd. (Taiwan Province of China) 1,023,000 738,869
Sarana Menara Nusantara Tbk P.T. (Indonesia) 7,697,333 508,295
Sporton International, Inc. (Taiwan Province of China) 48,000 377,135
Voltronic Power Technology Corp. (Taiwan Province of China) 10,000 631,161
2,255,460
Materials — 3.41%
Hanwha Solutions Corp. (South Korea)
(a)
11,956 404,750
Orbia Advance Corp. SAB de CV (Mexico) 239,457 506,168
910,918
Technology — 38.24%
Accton Technology Corp. (Taiwan Province of China) 76,000 872,824
ASMPT Ltd. (Hong Kong) 77,748 662,248
DB HiTek Co. Ltd. (South Korea) 23,237 1,061,757
eMemory Technology, Inc. (Taiwan Province of China) 10,000 598,627
Infosys Ltd. - ADR (India) 40,090 639,836
MediaTek, Inc. (Taiwan Province of China) 42,000 1,037,121
Novatek Microelectronics Corp. (Taiwan Province of China) 39,000 539,887
Powerchip Semiconductor Manufacturing Corp. (Taiwan Province of
China) 228,000 229,209

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)
COMMON STOCKS — 93.33% - continued Shares Fair Value
Technology — 38.24% - continued
Samsung Electronics Co. Ltd. (South Korea) 35,906 $ 1,939,426
Samsung SDI Co. Ltd. (South Korea) 1,101 598,026
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of
China) 95,000 1,724,631
Unimicron Technology Corp. (Taiwan Province of China) 52,000 305,365
10,208,957
Total Common Stocks/ Investments — 93.33% (Cost $22,212,266 ) 24,915,563
Other Assets in Excess of Liabilities — 6.67% 1,782,005
NET ASSETS — 100.00% $ 26,697,568
(a) Non-income producing security.
ADR - American Depositary Receipt